Critical accounting estimates and significant judgements (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Residual Value Guarantees

		Additional variations in book balances
	Amounts exposed at 12.31.2019	-50%	-25%	Probable scenario	+25%	+50%
Financial guarantee of residual value	129.6	(57.2)	(53.4)	(0.9)	92.9	123.8

Total	129.6	(57.2)	(53.4)	(0.9)	92.9	123.8

(*)	The positive and negative variations of 25% and 50% were applied on the current rates. Effects of changes would impact results of discontinued operations.